Consolidated Statements of Profit/Loss and Other Comprehensive Income/Loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of profit or loss and other comprehensive income [abstract]
Revenue	€ 2,355	€ 679	€ 114
Other operating income	435	294	252
Cost of materials of which capitalized costs 2021: (1,995); 2020: (4,073); 2019: (2,089)	(10,624)	(6,221)	(2,790)
Personnel costs of which capitalized costs 2021: (1,906); 2020: (3,921); 2019: (2,551)	(23,365)	(16,834)	(9,407)
Depreciation and amortization of which capitalized costs 2021: (287); 2020: (802); 2019: (494)	(4,518)	(1,843)	(1,117)
Other operating costs of which capitalized costs 2021: (427); 2020: (579); 2019: (277)	(11,830)	(5,345)	(2,813)
Change in inventories of finished goods and work in progress	568	637	272
Own work capitalized	4,615	9,375	5,411
Operating profit/(loss)	(42,364)	(19,257)	(10,078)
Interest and similar income	0	18	73
Interest and similar expenses	(2,148)	0	0
Net foreign exchange gain / (loss)	826	(531)	109
Net finance costs	(1,322)	(513)	182
Profit/(Loss) before tax	(43,686)	(19,770)	(9,896)
Income tax expense	(1,791)	0	0
Consolidated net profit/(loss)	(45,477)	(19,770)	(9,896)
Items which may be subsequently reclassified to profit and loss
Foreign operations – foreign currency translation differences	(498)	367	(43)
Other comprehensive income/(loss) for the period after tax	(498)	367	(43)
Total comprehensive income/(loss) for the period	€ (45,975)	€ (19,403)	€ (9,939)
Weighted average ordinary shares outstanding (basic and diluted)	4,250,134	3,349,403	2,831,427
Basic and diluted loss per share in EUR	€ (10.7)	€ (5.9)	€ (3.5)